DUE TO DIRECTORS - RELATED PARTIES (Details Textual) - USD ($)			9 Months Ended		12 Months Ended
	Feb. 04, 2015	Jul. 02, 2014	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jan. 30, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 35,168		$ 35,108	$ 60,350
Decrease In Liability Due To Director					44,000
Increase In The Liability Part Of Settlement Agreement							$ 44,000
Debt Conversion, Converted Instrument, Amount		$ 139,680	$ 0	$ 152,285	$ 152,285	$ 0
Director [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 14,000